Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Multi-Manager International Equity Strategies Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Multi-Manager International Equity Strategies Fund
Class Name	Institutional Class
Trading Symbol	CMIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multi-Manager International Equity Strategies Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 102	0.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the materials, communication services, financials, and information technology sectors boosted the Fund’s benchmark-relative performance most during the annual period.
Allocations
| Smaller allocations to both the pharmaceutical industry and Denmark, along with out-of-benchmark exposure to China, buoyed the Fund’s relative performance during the annual period.
Individual holdings
| Positions in Rolls-Royce, an aerospace engine manufacturer; Barclays, a bank holding company; and Tencent, a China-based fintech and provider of online and mobile games, were among the top contributors to benchmark-relative performance. A benchmark-relative underweight to Novo Nordisk, a multinational pharmaceutical company, also contributed to relative performance during the period.
Top Performance Detractors
Stock selection

I

Selections in the machinery and ground transportation industries, both components of the industrials sector, detracted from the Fund’s benchmark-relative results during the period.
Allocations
| An overweight to the information technology sector, an underweight to the banks industry, a component of the financials sector, and holding cash, detracted from relative performance during the period.
Individual holdings
| Fund positions in Japan-based SMC Corporation, a manufacturer of automatic control equipment; Renesas, a Japan-based semiconductor manufacturer; and Samsung Electronics, a manufacturer of electronics and computer peripherals based in South Korea, were among the top detractors from relative performance during the period. No exposure to HSBC, a UK-based financial services company, also detracted from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Institutional Class (a)	14.81	10.39	7.53
MSCI EAFE Index (Net)	13.87	10.15	6.70
(a)
The Fund’s performance prior to August 13, 2024 reflects returns achieved by the Investment Manager and all subadvisers other than Walter Scott & Partners Limited (Walter Scott). Thereafter, the Investment Manager and all subadvisers, including Walter Scott, have each managed a portion of the Fund’s portfolio. If the Fund’s current Investment Manager and subadvisers had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to August 13, 2024 reflects returns achieved by the Investment Manager and all subadvisers other than Walter Scott & Partners Limited (Walter Scott). Thereafter, the Investment Manager and all subadvisers, including Walter Scott, have each managed a portion of the Fund’s portfolio. If the Fund’s current Investment Manager and subadvisers had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 3,074,447,700
Holdings Count | Holding	628
Advisory Fees Paid, Amount	$ 21,883,722
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,074,447,700
Total number of portfolio holdings	628
Management services fees (represents 0.77% of Fund average net assets)	$ 21,883,722
Portfolio turnover for the reporting period	59%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Kering SA	1.7%
SAP SE	1.6%
Roche Holding AG, Genusschein Shares	1.4%
Samsung Electronics Co., Ltd.	1.4%
Reckitt Benckiser Group PLC	1.3%
Barclays Bank PLC	1.3%
Alstom SA	1.3%
Rolls-Royce Holdings PLC	1.3%
Infineon Technologies AG	1.2%
BNP Paribas SA	1.2%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Kering SA	1.7%
SAP SE	1.6%
Roche Holding AG, Genusschein Shares	1.4%
Samsung Electronics Co., Ltd.	1.4%
Reckitt Benckiser Group PLC	1.3%
Barclays Bank PLC	1.3%
Alstom SA	1.3%
Rolls-Royce Holdings PLC	1.3%
Infineon Technologies AG	1.2%
BNP Paribas SA	1.2%